Mineral Interests, Property and Equipment - Schedule of Mineral Interests, Property and Equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Net Book Value
Net Book value		$ 1,251,424	$ 1,128,464
Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning		5,116	1,619
Depreciation expense	[1]	3,447	3,497
Disposals	[2]	(968)
Balance at ending		7,595	5,116
Mineral interests [Member]
Net Book Value
Net Book value		802,590	756,806
Mineral interests [Member] | Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning
Depreciation expense	[1]
Disposals	[2]
Balance at ending
Construction in progress [Member]
Net Book Value
Net Book value		277,979	198,066
Construction in progress [Member] | Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning
Depreciation expense	[1]
Disposals	[2]
Balance at ending
Property & equipment [Member]
Net Book Value
Net Book value		169,530	171,903
Property & equipment [Member] | Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning		3,587	1,070
Depreciation expense	[1]	2,605	2,517
Disposals	[2]
Balance at ending		6,192	3,587
Right-of-use assets [Member]
Net Book Value
Net Book value	[3]	1,325	1,689
Right-of-use assets [Member] | Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning	[3]	1,529	549
Depreciation expense	[1],[3]	842	980
Disposals	[2],[3]	(968)
Balance at ending	[3]	1,403	1,529
Cost [Member]
Cost
Balance		1,133,580	883,116
Additions		126,765	250,464
Disposals	[2]	(1,326)
Transfers				[1]
Balance		1,259,019	1,133,580
Cost [Member] | Mineral interests [Member]
Cost
Balance		756,806	687,074
Additions		45,784	69,732
Disposals	[2]
Transfers
Balance		802,590	756,806
Cost [Member] | Construction in progress [Member]
Cost
Balance		198,066	121,201
Additions		80,145	178,764
Disposals	[2]
Transfers		(232)	(101,899)
Balance		277,979	198,066
Cost [Member] | Property & equipment [Member]
Cost
Balance		175,490	72,404
Additions			1,187
Disposals	[2]
Transfers		232	101,899
Balance		175,722	175,490
Cost [Member] | Right-of-use assets [Member]
Cost
Balance	[3]	3,218	2,437
Additions	[3]	836	781
Disposals	[2],[3]	(1,326)
Transfers	[3]
Balance	[3]	$ 2,728	$ 3,218

[1]	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress
[2]	Disposals relate to equipment lease cancellations at KSM
[3]	Right-of-use assets consist of property and equipment related to assets leased and accounted for under IFRS 16